Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and savings accounts	$ 41,455	$ 45,696
Time deposits		6
Cash and cash equivalents reported on the consolidated balance sheets	41,455	45,702
Cash restricted as performance bond	306	300
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$ 41,761	$ 46,002	$ 58,274	$ 59,826